Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
October 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS - 127.9%	Par	Value
Consumer, Non-cyclical - 0.6%
Green Dot Corp., 8.75%, 09/15/2029 (a)(b)	$2,000,000	$2,010,000

Financial - 127.3%(c)
A10 Capital LLC, 5.88%, 08/17/2026 (a)	4,000,000	3,788,254
Alpine Banks of Colorado, 5.88% to 06/15/2025 then 3 mo. Term SOFR + 5.69%, 06/15/2030 (a)(b)	4,000,000	3,945,000
American Coastal Insurance Corp., 7.25%, 12/15/2027	3,670,000	3,504,850
Ameris Bancorp, 4.25% to 12/15/2024 then 3 mo. Term SOFR + 2.94%, 12/15/2029 (b)	1,250,000	1,240,625
Ameris Bank, 5.88% to 06/01/2025 then 3 mo. Term SOFR + 3.89%, 05/31/2030 (b)	4,000,000	3,940,000
Amur Equipment Finance, Inc., 6.13%, 03/15/2026 (a)	1,500,000	1,485,184
ANB Corp., 4.00% to 09/30/2025 then 3 mo. Term SOFR + 3.88%, 09/30/2030 (a)	2,500,000	2,388,380
Arbor Realty SR, Inc., 7.75%, 03/30/2026 (a)	3,000,000	2,927,676
Arbor Realty Trust, Inc., 5.00%, 04/30/2026	2,000,000	1,881,200
Avidbank Holdings, Inc., 5.00% to 12/30/2024 then 3 mo. Term SOFR + 3.60%, 12/30/2029 (a)	6,000,000	5,891,287
B Riley Financial, Inc.
6.38%, 02/28/2025 (d)	227,650	212,443
5.50%, 03/31/2026 (d)	1,000,000	744,000
5.00%, 12/31/2026 (d)	2,000,000	1,012,000
6.00%, 01/31/2028 (d)	3,000,000	1,338,000
Banc of California, Inc.
5.25%, 04/15/2025 (b)	3,000,000	2,971,787
4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,675,000	1,554,840
Bancorp Bank, 4.75%, 08/15/2025 (b)	1,500,000	1,459,015
BancPlus Corp., 6.00% to 06/15/2025 then 3 mo. Term SOFR + 5.86%, 06/15/2030 (a)	5,000,000	4,848,074
Bank of America Corp., 5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	1,500,000	1,563,765
Bank of New York Mellon Corp., 5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035	2,000,000	2,010,771
BankGuam Holding Co.
6.35% to 05/15/2024 then 3 mo. LIBOR US + 4.66%, 06/30/2029 (e)	9,000,000	8,713,505
4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	3,000,000	2,857,036
Banksouth Holding Co., 12.89% (3 mo. Term SOFR + 8.30%), 07/30/2029 (a)	2,600,000	2,551,757
Banterra Bank, 9.33% (3 mo. LIBOR US + 4.12%), 06/07/2029 (e)	7,500,000	7,302,310
Banterra Corp., 8.00% to 06/30/2027 then 3 mo. Term SOFR + 3.85%, 09/30/2032 (a)	1,250,000	1,240,625
Bar Harbor Bankshares, 4.63% to 12/01/2024 then 3 mo. Term SOFR + 3.27%, 12/01/2029	6,000,000	5,934,662
BayCom Corp., 5.25% to 09/15/2025 then 3 mo. Term SOFR + 5.21%, 09/15/2030	2,598,000	2,405,436
Bayfirst Financial Corp., 4.50% to 06/30/2026 then SOFR + 3.78%, 06/30/2031 (a)	1,000,000	902,537
BCB Bancorp, Inc., 9.25% to 09/01/2029 then 3 mo. Term SOFR + 5.82%, 09/01/2034 (a)	3,000,000	2,985,000
Berkshire Hills Bancorp, Inc., 5.50% to 07/01/2027 then 3 mo. Term SOFR + 2.49%, 07/01/2032	1,000,000	905,000
Big Poppy Holdings, 6.50%, 07/01/2027	3,500,000	3,062,500
Burke & Herbert Financial Services Corp., 3.25% to 12/01/2026 then 3 mo. Term SOFR + 2.30%, 12/01/2031	2,000,000	1,720,000
Byline Bancorp, Inc., 6.00% to 07/01/2025 then 3 mo. Term SOFR + 5.88%, 07/01/2030 (b)	6,000,000	5,880,000
CB Financial Services, Inc., 3.88% to 12/15/2026 then 3 mo. Term SOFR + 2.80%, 12/15/2031 (a)	5,500,000	4,347,616
CB&T Holding Corp., 6.25% to 12/15/2025 then 3 mo. Term SOFR + 6.02%, 12/15/2030 (a)	5,000,000	4,100,000
Central Bancshares, Inc., 8.74% (3 mo. Term SOFR + 4.13%), 06/30/2029 (a)	5,000,000	4,814,734
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	1,000,000	982,500
Citizens Community Bancorp, Inc.
6.00% to 09/01/2025 then 3 mo. Term SOFR + 5.91%, 09/01/2030 (a)	2,000,000	1,970,000
4.75% to 04/01/2027 then 3 mo. Term SOFR + 3.29%, 04/01/2032 (a)	1,500,000	1,342,500
Clear Blue Financial Holdings LLC, 5.38%, 12/30/2028 (a)(b)(f)	10,000,000	8,225,000
Clear Street Holdings LLC
6.00%, 10/15/2025 (a)(b)	5,000,000	4,906,250
8.25%, 10/30/2029 (a)	4,000,000	3,988,491
CoastalSouth Bancshares, Inc., 5.95% to 09/15/2025 then 3 mo. Term SOFR + 5.82%, 09/15/2030 (a)	2,000,000	1,912,713
Colony Bankcorp, Inc., 5.25% to 05/20/2027 then 3 mo. Term SOFR + 2.65%, 05/20/2032 (a)	1,000,000	810,000
Columbia Banking System, Inc., 10.64% (3 mo. Term SOFR + 5.52%), 12/10/2025 (a)	6,500,000	6,421,368
Commercial Credit Group, Inc., 4.88%, 05/30/2026 (a)	1,500,000	1,427,693
ConnectOne Bancorp, Inc., 5.75% to 06/15/2025 then 3 mo. Term SOFR + 5.61%, 06/15/2030 (b)	2,500,000	2,462,500
CRB Group, Inc., 6.50% to 09/01/2025 then 3 mo. Term SOFR + 6.38%, 09/01/2030 (a)(b)	2,000,000	1,860,000
Customers Bancorp, Inc., 2.88% to 08/15/2026 then 3 mo. Term SOFR + 2.35%, 08/15/2031 (b)	1,000,000	885,000
Customers Bank, 8.36% (3 mo. LIBOR US + 3.44%), 06/26/2029 (a)(e)	4,500,000	4,477,722
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,250,000	1,107,813
Eagle Bancorp, Inc., 10.00%, 09/30/2029 (a)(b)	2,500,000	2,512,500
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, 5.88%, 04/01/2027 (a)(b)	5,000,000	4,838,909
Enterprise Bancorp, Inc., 5.25% to 07/15/2025 then 3 mo. Term SOFR + 5.18%, 07/15/2030	3,500,000	3,395,000
Equity Bancshares, Inc., 7.00% to 06/30/2025 then 3 mo. Term SOFR + 6.88%, 06/30/2030 (b)	9,000,000	8,954,821
Evans Bancorp, Inc., 6.00% to 07/15/2025 then SOFR + 5.90%, 07/15/2030 (b)	4,000,000	3,861,743
EverBank Financial Corp., 8.38% to 03/01/2030 then 3 mo. Term SOFR + 5.02%, 09/01/2034 (a)	5,000,000	4,929,721
FedNat Holding Co., 7.75%, 03/15/2029 (f)(g)	7,000,000	1,120,000
Fidelity Federal Bancorp
6.00% (3 mo. Term SOFR + 4.65%), 11/01/2029 (a)(b)	2,000,000	1,990,000
4.50% to 03/30/2026 then 3 mo. Term SOFR + 3.84%, 03/30/2031 (a)	1,000,000	885,802
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	5,000,000	4,450,000
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032 (b)	2,000,000	2,034,448
Financial Institutions, Inc., 4.38% to 10/15/2025 then 3 mo. Term SOFR + 4.27%, 10/15/2030	3,000,000	2,865,000
FineMark Holdings, Inc., 7.84% (3 mo. Term SOFR + 3.23%), 06/30/2028	1,000,000	953,456
First Bancshares, Inc., 4.25% to 10/01/2025 then 3 mo. Term SOFR + 4.13%, 10/01/2030	1,000,000	965,000
First Bank, 5.50% to 06/01/2025 then 3 mo. Term SOFR + 5.38%, 06/01/2030	1,500,000	1,462,500
First Help Financial LLC, 6.00%, 11/15/2026 (a)	5,000,000	4,731,714
First Merchants Corp., 4.75% to 12/18/2024 then 3 mo. Term SOFR + 3.11%, 12/18/2029	1,500,000	1,483,977
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,000,000	880,248
First Paragould Bankshares, Inc., 8.30% (3 mo. Term SOFR + 3.36%), 12/15/2027 (a)	2,250,000	2,202,529
FirstBank, 4.50% to 09/01/2025 then SOFR + 4.39%, 09/01/2030 (b)	3,500,000	3,395,000
Firstsun Capital Bancorp, 6.00% to 07/01/2025 then 3 mo. Term SOFR + 5.89%, 07/01/2030 (a)(b)	5,500,000	5,455,811
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (a)	1,000,000	905,000
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	2,375,000	2,079,150
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	2,000,000	1,625,000
FNB Corp., 7.78% (3 mo. Term SOFR + 2.66%), 02/14/2029	600,000	585,937
Forbright, Inc., 5.75% to 12/01/2024 then 3 mo. Term SOFR + 4.39%, 12/01/2029 (a)	2,000,000	1,960,000
Franklin BSP Capital Corp., 4.85%, 12/15/2024 (a)	2,000,000	1,994,818
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	1,000,000	900,000
Golden Pear Funding HoldCo LLC, 6.38%, 12/22/2026	5,000,000	4,737,522
Golden State Bank, 4.50% to 12/15/2026 then 3 mo. Term SOFR + 3.35%, 12/15/2031 (a)	1,000,000	878,889
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029 (b)	1,000,000	1,055,181
Hallmark Financial Services, Inc., 6.25%, 08/15/2029 (f)	9,182,000	3,213,700
Hanmi Financial Corp., 3.75% to 09/01/2026 then 3 mo. Term SOFR + 3.10%, 09/01/2031	3,500,000	2,992,472
HBT Financial, Inc., 4.50% to 09/15/2025 then 3 mo. Term SOFR + 4.37%, 09/15/2030 (a)	3,000,000	2,841,630
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	250,000	203,750
Home BancShares, Inc., 5.50% to 07/31/2025 then 3 mo. Term SOFR + 5.35%, 07/31/2030 (a)	1,500,000	1,447,500
HomeStreet, Inc., 3.50% to 01/30/2027 then 3 mo. Term SOFR + 2.15%, 01/30/2032	3,000,000	2,130,000
Hometown Financial Group, Inc., 8.75%, 03/15/2027 (a)(b)	2,000,000	2,042,742
Independent Bank Corp., 5.95% to 05/31/2025 then 3 mo. Term SOFR + 5.83%, 05/31/2030 (a)	1,000,000	990,828
Independent Bank Group, Inc., 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034	2,000,000	2,045,000
Investar Holding Corp., 5.13% to 12/30/2024 then SOFR + 3.75%, 12/30/2029 (a)	4,000,000	3,954,504
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,000,000	1,075,432
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (b)	1,000,000	1,006,412
Kingstone Cos., Inc., 13.75%, 06/30/2026 (a)(h)	2,881,776	2,910,594
Maple Financial Holdings, Inc., 5.00% to 02/15/2026 then 3 mo. Term SOFR + 4.67%, 02/15/2031 (a)	2,000,000	1,859,644
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025 (a)(b)	1,500,000	1,464,375
Mercantile Bank Corp., 3.25% to 01/30/2027 then SOFR + 2.12%, 01/30/2032	1,500,000	1,305,000
Meridian Corp., 5.38% to 12/30/2024 then 3 mo. Term SOFR + 3.95%, 12/30/2029 (b)	4,000,000	3,940,000
MidWestOne Financial Group, Inc., 5.75% to 07/30/2025 then 3 mo. Term SOFR + 5.68%, 07/30/2030 (b)	5,000,000	4,887,500
MS Transverse Insurance Group LLC, 6.00%, 12/15/2026 (a)	5,000,000	4,836,812
Nano Financial Holdings, Inc., 13.00%, 07/01/2026 (a)(b)	5,000,000	5,050,000
National Bank of Indianapolis Corp., 9.42% (3 mo. LIBOR US + 4.21%), 09/15/2029 (a)(e)	7,000,000	6,930,000
NBT Bancorp, Inc., 3.50% to 03/31/2026 then SOFR + 2.80%, 03/31/2031	1,000,000	870,000
NewtekOne, Inc., 8.13%, 02/01/2025 (a)	1,250,000	1,252,814
Nexbank Capital, Inc., 6.00%, 07/15/2032 (a)	1,500,000	1,380,000
NexBank Capital, Inc., 4.00% to 08/15/2026 then 3 mo. Term SOFR + 3.39%, 08/15/2031 (a)	2,000,000	1,734,377
Northern Bancorp, Inc., 4.75% to 12/30/2024 then 3 mo. Term SOFR + 3.28%, 12/30/2029 (a)	2,000,000	1,970,000
Northpointe Bancshares, Inc., 9.00% to 09/01/2029 then 3 mo. Term SOFR + 5.50%, 09/01/2034 (a)	1,200,000	1,206,000
Northwest Bancshares, Inc., 4.00% to 09/15/2025 then 3 mo. Term SOFR + 3.89%, 09/15/2030	1,000,000	950,000
Oakstar Bancshares, Inc., 4.25% to 04/15/2026 then 3 mo. Term SOFR + 3.52%, 04/15/2031 (a)	1,000,000	876,090
Obsidian Insurance Holdings, Inc., 6.50%, 12/30/2025 (a)(b)	5,000,000	4,912,500
OceanFirst Financial Corp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.10%, 05/15/2030	1,000,000	985,000
Old National Bancorp, 5.25% to 06/30/2025 then SOFR + 5.13%, 06/30/2030	3,000,000	2,955,000
Olney Bancshares of Texas, Inc., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.32%, 03/15/2031 (a)	1,000,000	950,000
Origin Bank, 4.25% to 02/15/2025 then 3 mo. LIBOR US + 2.82%, 02/15/2030 (e)	2,500,000	2,331,250
Pacific Premier Bancorp, Inc., 5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030 (b)	5,000,000	4,912,500
PCAP Holdings LP, 6.50%, 07/15/2028 (a)	2,000,000	1,842,612
Peapack-Gladstone Financial Corp., 7.75% (3 mo. Term SOFR + 2.80%), 12/15/2027	2,150,000	2,067,497
Peoples Bancorp, Inc./OH, 8.80% (3 mo. Term SOFR + 4.21%), 07/31/2029 (a)	5,000,000	4,859,997
PhenixFIN Corp., 5.25%, 11/01/2028 (d)	1,750,000	1,605,100
Piedmont Bancorp, Inc., 5.75% to 09/01/2025 then 3 mo. Term SOFR + 5.62%, 09/01/2030 (a)	2,500,000	2,394,115
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	1,000,000	1,027,955
Premia Holdings Ltd., 6.90%, 09/23/2030 (a)	9,000,000	8,910,000
Primis Financial Corp., 5.40% to 09/01/2025 then 3 mo. Term SOFR + 5.31%, 09/01/2030 (b)	2,000,000	1,960,001
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (b)	4,118,000	4,124,418
Queensborough Co., 6.00% to 10/15/2025 then 3 mo. Term SOFR + 5.88%, 10/15/2030 (a)	3,000,000	2,860,725
RBB Bancorp, 4.00% to 04/01/2026 then 3 mo. Term SOFR + 3.29%, 04/01/2031	1,500,000	1,320,000
Reliant Bancorp, Inc., 5.13% to 12/15/2024 then 3 mo. Term SOFR + 3.77%, 12/15/2029	500,000	501,203
River Financial Corp., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.42%, 03/15/2031 (a)	1,000,000	905,000
Sandy Spring Bancorp, Inc., 4.25% to 11/15/2024 then 3 mo. Term SOFR + 2.88%, 11/15/2029	2,000,000	1,895,000
SCRE Intermediate Holdco LLC, 6.50%, 02/15/2027 (a)	2,000,000	1,864,759
Shore Bancshares, Inc., 4.75% to 10/15/2025 then 3 mo. Term SOFR + 4.58%, 10/15/2030	1,000,000	936,887
Silver Queen Financial Services, Inc., 8.62% (3 mo. Term SOFR + 3.60%), 12/01/2027 (a)(b)	3,800,000	3,667,925
Simmons First National Corp., 6.00% to 07/31/2025 then 3 mo. Term SOFR + 5.92%, 07/31/2030 (a)	5,000,000	4,975,000
SmartFinancial, Inc., 7.40% (3 mo. Term SOFR + 2.81%), 10/02/2028 (a)(b)	2,190,000	2,132,287
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)	6,000,000	5,535,860
Southern Financial Corp., 4.88% to 10/20/2026 then 3 mo. Term SOFR + 3.93%, 10/20/2031 (a)	1,500,000	1,338,147
State Street Corp., 5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	2,000,000	2,021,482
Stellar Bancorp, Inc., 4.70% (SOFR + 3.39%), 10/01/2029 (b)	1,750,000	1,656,270
Texas State Bankshares, Inc., 8.76% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	4,000,000	3,932,447
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (a)(b)	6,000,000	5,827,500
Trinity Capital, Inc., 7.00%, 01/16/2025 (d)	6,268,725	6,313,860
Triumph Financial, Inc., 4.88% to 11/27/2024 then SOFR + 3.59%, 11/27/2029	8,000,000	7,989,112
Tulsa Valley Bancshares Corp., 5.00% to 04/15/2026 then 3 mo. Term SOFR + 4.21%, 04/15/2031 (a)	1,250,000	1,150,787
United Community Banks, Inc.
6.97% (3 mo. Term SOFR + 2.38%), 01/30/2028	3,000,000	2,904,837
5.00% to 06/15/2025 then 3 mo. Term SOFR + 4.87%, 06/15/2030	1,000,000	947,495
Universal Insurance Holdings, Inc., 5.63%, 11/30/2026	7,000,000	6,797,864
Univest Financial Corp., 7.25% to 11/15/2027 then 3 mo. Term SOFR + 3.10%, 11/15/2032	1,250,000	1,143,751
US Metro Bancorp, Inc., 5.65% to 11/01/2025 then 3 mo. Term SOFR + 5.43%, 11/01/2030 (a)(b)	3,000,000	2,869,165
VCT Holdings LLC, 6.00%, 12/30/2026 (a)	5,000,000	4,606,250
Velocity Commercial Capital LLC, 7.13%, 03/15/2027 (a)	3,000,000	2,833,957
Veritex Holdings, Inc., 4.75% to 11/15/2024 then 3 mo. Term SOFR + 3.47%, 11/15/2029	1,750,000	1,653,750
Volunteer State Bancshares, Inc., 5.75% to 11/15/2024 then 3 mo. Term SOFR + 4.37%, 11/15/2029 (a)	2,000,000	1,970,955
VyStar Credit Union, 4.25%, 03/15/2032 (a)	3,000,000	2,591,549
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,000,000	937,021
Wells Fargo & Co., 5.20% to 01/23/2029 then SOFR + 1.50%, 01/23/2030 (b)	1,000,000	1,009,758
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	4,000,000	3,907,500
White River Bancshares Co., 5.88% to 12/31/2024 then 3 mo. Term SOFR + 4.42%, 12/31/2029 (a)	5,000,000	4,952,766
Wintrust Financial Corp., 4.85%, 06/06/2029 (b)	5,000,000	4,753,910
Zions Bancorp NA, 3.25%, 10/29/2029	2,000,000	1,761,541
		446,970,536
TOTAL CORPORATE OBLIGATIONS (Cost $483,287,321)		448,980,536

PREFERRED STOCKS - 6.4%	Shares	Value
Financial - 2.9%
B Riley Financial, Inc. Series B, 7.38%, Perpetual	27,310	251,252
Dime Community Bancshares, Inc. 5.50%, Perpetual	25,000	508,500
First Citizens BancShares, Inc./NC Series A, 5.38%, Perpetual	140,000	3,271,800
First Merchants Corp. Series A, 7.50%, Perpetual	40,000	1,018,600
Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	2,000,000	2,107,650
Northpointe Bancshares, Inc., Series QIB, 8.25% to 12/30/2025 then SOFR + 7.99%, Perpetual (a)	80,000	1,770,000
OceanFirst Financial Corp., Series A, 7.00% to 05/15/2025 then SOFR + 6.85%, Perpetual	19,500	486,915
United Fidelity Bank FSB Series QIB, 7.00%, Perpetual (a)(f)	1,000	712,000
		10,126,717

Real Estate Investment Trust - 3.5%
AGNC Investment Corp. Series C, 10.03% (3 mo. Term SOFR + 5.37%), Perpetual	40,000	1,034,800
Annaly Capital Management, Inc. Series F, 9.83% (3 mo. Term SOFR + 5.25%), Perpetual	40,000	1,034,000
Ellington Financial, Inc.	–	$–
10.05% (3 mo. LIBOR US + 5.20%), Perpetual (e)	20,000	501,400
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	80,000	1,824,000
Inpoint Commercial Real Estate Income, Inc. Series A, 6.75%, Perpetual	80,000	1,748,000
Lument Finance Trust, Inc. Series A, 7.88%, Perpetual	40,000	905,000
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	200,000	4,834,000
TPG RE Finance Trust, Inc. Series C, 6.25%, Perpetual	30,000	583,500
		12,464,700
TOTAL PREFERRED STOCKS (Cost $24,168,813)		22,591,417

COMMON STOCKS - 1.3%	Shares	Value
Financial - 0.9%
Amerant Bancorp, Inc.	17,500	373,100
Bank7 Corp.	7,000	293,650
Columbia Banking System, Inc.	10,000	285,100
Eagle Bancorp, Inc.	14,600	382,666
East West Bancorp, Inc.	4,600	448,454
First United Corp.	3,700	117,438
Independent Bank Corp.	6,000	377,400
Pinnacle Financial Partners, Inc.	4,300	453,435
Plumas Bancorp	5,700	236,607
Western Alliance Bancorp	4,000	332,840
		3,300,690

Real Estate Investment Trust - 0.4%
AGNC Investment Corp.	30,500	283,955
Annaly Capital Management, Inc.	15,000	285,150
Ellington Financial, Inc.	15,750	190,417
PennyMac Mortgage Investment Trust	13,000	175,240
Redwood Trust, Inc.	25,750	188,490
Rithm Capital Corp.	25,000	264,750
		1,388,002
TOTAL COMMON STOCKS (Cost $4,792,704)		4,688,692

WARRANTS - 0.6%	Contracts	Value
Financial - 0.6%
Kingstone Cos, Inc., Expires 12/30/2025, Exercise Price $1.00 (a)(i)	233,775	2,132,028
TOTAL WARRANTS (Cost $0)		2,132,028

BANK LOANS - 0.1%	Par	Value
Energy - 0.1%
BJ Services LLC, 0.00% (3 mo. LIBOR US), 07/01/2025 (e)(f)(j)	298,900	277,977
TOTAL BANK LOANS (Cost $298,737)		277,977

CONVERTIBLE OBLIGATIONS - 0.1%	Par	Value
Financial - 0.1%
FedNat Holding Co., 5.00%, 04/19/2026 (a)(f)(g)	1,000,000	160,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost $1,000,000)		160,000

SHORT-TERM INVESTMENTS - 2.4%	Share Shares s	Value
Money Market Funds - 2.4%
First American Government Obligations Fund - Class U, 4.58% (k)	8,495,350	8,495,350
TOTAL SHORT-TERM INVESTMENTS (Cost $8,495,350)		8,495,350

TOTAL INVESTMENTS - 138.8% (Cost $522,042,925)		487,326,000
Liabilities in Excess of Other Assets - (38.8%)		(136,112,159)
TOTAL NET ASSETS - 100.0%		$351,213,841
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $252,466,831 or 71.9% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2024, the value of securities pledged amounted to $103,491,009.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,708,677 or 3.9% of net assets as of October 31, 2024.

(g)	Issuer is currently in default.
(h)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(i)	Non-income producing security. Income is not being accrued.
(j)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(k)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Angel Oak Financial Strategies Income Term Trust
Schedule of Open Reverse Repurchase Agreements
October 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	6.53%	10/10/2024	01/09/2025	$7,080,912	$6,966,000
Lucid Management and Capital Partners LP	6.23%	10/17/2024	11/14/2024	32,053,664	31,899,000
Lucid Management and Capital Partners LP	6.36%	10/17/2024	12/18/2024	6,812,867	6,739,000
Lucid Management and Capital Partners LP	6.30%	10/17/2024	01/16/2025	11,357,969	11,180,000
Lucid Management and Capital Partners LP	6.23%	10/25/2024	11/14/2024	557,926	556,000
				$57,863,338	$57,340,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including corporate and convertible obligations, are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Fair values for bank loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. In the absence of a valuation from an independent pricing service, fair value will be determined in accordance with the procedures adopted by the Board. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$436,421,836	$12,558,700	$448,980,536
Preferred Stocks	16,078,167	5,801,250	712,000	22,591,417
Common Stocks	4,688,692	–	–	4,688,692
Warrants	–	2,132,028	–	2,132,028
Bank Loans	–	–	277,977	277,977
Convertible Obligations	–	–	160,000	160,000
Short-Term Investments	8,495,350	–	–	8,495,350
Total	$29,262,209	$444,355,114	$13,708,677	$487,326,000

Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	–	(57,340,000)	–	(57,340,000)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund recognized $277,977 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. During the period ended October 31, 2024, the Fund recognized $1,734,377 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/24	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/24
Bank Loans	$–	$–	$–	$–	$–	$–	$277,977	$–	$277,977
Convertible Obligations	160,000	–	–	–	–	–	–	–	160,000
Corporate Obligations	14,194,174	12,404	–	86,499	–	–	–	(1,734,377)	12,558,700
Preferred Stocks	728,000	–	–	(16,000)	–	–	–	–	712,000
Total	$15,082,174	$12,404	$–	$70,499	$–	$–	$277,977	($1,734,377)	$13,708,677

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2024, is ($33,770).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/24	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Bank Loans	$277,977	Model Valuation	Estimated recovery from insurance receivable	$93.00	Recovery Estimate: 93%
Convertible Obligations	$160,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$16.00	Recovery Estimate: 16%
Corporate Obligations	$1,120,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$16.00	Recovery Estimate: 16%
Corporate Obligations	$8,225,000	Consensus Pricing	Priced to yield using trading colors of comparable securities and other deals with similar coupons and characteristics	$82.25	Yield: 9.5%
Corporate Obligations	$3,213,700	Model Valuation	Capital coverage for senior notes and liquidity haircut	$35.00	N/A
Preferred Stocks	$712,000	Consensus Pricing	Priced to yield using trading colors of comparable securities and other deals with similar coupons and characteristics	$712.00	Yield: 9.7%

* Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.
**Each input presents information for one security and reflects the value as of October 31, 2024.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$–	$32,455,000	$24,885,000	$–	$57,340,000
Total	$–	$32,455,000	$24,885,000	$–	$57,340,000